BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 2.2%
AT&T Inc.	89,200	$1,496,776
Verizon Communications Inc.	90,900	3,426,930

Total Diversified Telecommunication Services		4,923,706

Media - 2.8%
Charter Communications Inc., Class A Shares	2,100	816,228	*
Comcast Corp., Class A Shares	101,100	4,433,235
Fox Corp., Class A Shares	9,300	275,931
Interpublic Group of Cos. Inc.	8,900	290,496
Omnicom Group Inc.	5,800	501,758

Total Media		6,317,648

TOTAL COMMUNICATION SERVICES		11,241,354

CONSUMER DISCRETIONARY - 6.6%
Automobile Components - 0.1%
Lear Corp.	1,300	183,573

Automobiles - 1.1%
Ford Motor Co.	111,000	1,353,090
General Motors Co.	32,400	1,163,808

Total Automobiles		2,516,898

Broadline Retail - 0.2%
eBay Inc.	11,300	492,906

Diversified Consumer Services - 0.2%
H&R Block Inc.	1,800	87,066
Service Corp. International	4,900	335,405

Total Diversified Consumer Services		422,471

Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.	2,300	144,003

Household Durables - 1.9%
DR Horton Inc.	10,200	1,550,196
Lennar Corp., Class A Shares	7,200	1,073,088
NVR Inc.	80	560,036	*
PulteGroup Inc.	7,300	753,506
Toll Brothers Inc.	1,300	133,627
TopBuild Corp.	500	187,130	*

Total Household Durables		4,257,583

Leisure Products - 0.1%
Brunswick Corp.	1,900	183,825
Mattel Inc.	4,400	83,072	*

Total Leisure Products		266,897

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
Specialty Retail - 2.8%
AutoNation Inc.	1,900	$285,342	*
Best Buy Co. Inc.	5,100	399,228
Dick’s Sporting Goods Inc.	800	117,560
Lithia Motors Inc.	600	197,568
Lowe’s Cos. Inc.	20,400	4,540,020
Murphy USA Inc.	500	178,280
Penske Automotive Group Inc.	1,800	288,918
Williams-Sonoma Inc.	1,400	282,492

Total Specialty Retail		6,289,408

Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co., Class A Shares	2,000	33,080
Ralph Lauren Corp.	900	129,780
Skechers U.S.A. Inc., Class A Shares	2,900	180,786	*

Total Textiles, Apparel & Luxury Goods		343,646

TOTAL CONSUMER DISCRETIONARY		14,917,385

CONSUMER STAPLES - 4.0%
Beverages - 0.2%
Coca-Cola Consolidated Inc.	100	92,840
Molson Coors Beverage Co., Class B Shares	4,600	281,566

Total Beverages		374,406

Consumer Staples Distribution & Retail - 0.6%
BJ’s Wholesale Club Holdings Inc.	1,600	106,656	*
Kroger Co.	16,300	745,073
Sysco Corp.	7,000	511,910

Total Consumer Staples Distribution & Retail		1,363,639

Food Products - 1.1%
Archer-Daniels-Midland Co.	15,400	1,112,188
Bunge Global SA	2,200	222,090
Ingredion Inc.	1,300	141,089
Kraft Heinz Co.	27,800	1,028,044

Total Food Products		2,503,411

Tobacco - 2.1%
Altria Group Inc.	40,100	1,617,634
Philip Morris International Inc.	34,300	3,226,944

Total Tobacco		4,844,578

TOTAL CONSUMER STAPLES		9,086,034

See Notes to Schedule of Investments.

2	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
ENERGY - 13.3%
Energy Equipment & Services - 0.4%
Halliburton Co.	19,300	$697,695
NOV Inc.	5,500	111,540

Total Energy Equipment & Services		809,235

Oil, Gas & Consumable Fuels - 12.9%
Antero Resources Corp.	3,700	83,916	*
APA Corp.	7,200	258,336
Cheniere Energy Inc.	5,300	904,763
Chevron Corp.	40,173	5,992,205
Chord Energy Corp.	600	99,738
ConocoPhillips	28,300	3,284,781
Coterra Energy Inc.	16,100	410,872
EOG Resources Inc.	16,300	1,971,485
Exxon Mobil Corp.	87,800	8,778,244
Kinder Morgan Inc.	51,400	906,696
Marathon Oil Corp.	15,900	384,144
Marathon Petroleum Corp.	8,500	1,261,060
Murphy Oil Corp.	2,000	85,320
New Fortress Energy Inc.	2,800	105,644
Occidental Petroleum Corp.	20,700	1,235,997
Phillips 66	9,600	1,278,144
Range Resources Corp.	5,500	167,420
Southwestern Energy Co.	23,800	155,890	*
Valero Energy Corp.	9,000	1,170,000
Williams Cos. Inc.	16,900	588,627

Total Oil, Gas & Consumable Fuels		29,123,282

TOTAL ENERGY		29,932,517

FINANCIALS - 23.5%
Banks - 8.5%
Bank of America Corp.	109,800	3,696,966
Citigroup Inc.	41,300	2,124,472
Citizens Financial Group Inc.	6,500	215,410
Cullen/Frost Bankers Inc.	900	97,641
Huntington Bancshares Inc.	20,100	255,672
JPMorgan Chase & Co.	67,100	11,413,710
KeyCorp	13,000	187,200
M&T Bank Corp.	2,300	315,284
PNC Financial Services Group Inc.	5,500	851,675
Webster Financial Corp.	2,500	126,900

Total Banks		19,284,930

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
Capital Markets - 5.3%
Ameriprise Financial Inc.	2,500	$949,575
Bank of New York Mellon Corp.	19,200	999,360
Carlyle Group Inc.	7,700	313,313
Goldman Sachs Group Inc.	7,700	2,970,429
Invesco Ltd.	10,400	185,536
Jefferies Financial Group Inc.	5,800	234,378
LPL Financial Holdings Inc.	1,500	341,430
Morgan Stanley	38,600	3,599,450
Northern Trust Corp.	2,900	244,702
Raymond James Financial Inc.	4,600	512,900
Robinhood Markets Inc., Class A Shares	9,200	117,208	*
SEI Investments Co.	1,300	82,615
State Street Corp.	7,900	611,934
Stifel Financial Corp.	2,300	159,045
T. Rowe Price Group Inc.	4,900	527,681

Total Capital Markets		11,849,556

Consumer Finance - 2.4%
Ally Financial Inc.	6,400	223,488
American Express Co.	16,800	3,147,312
Capital One Financial Corp.	8,000	1,048,960
Discover Financial Services	6,100	685,640
Synchrony Financial	10,200	389,538

Total Consumer Finance		5,494,938

Financial Services - 1.1%
Equitable Holdings Inc.	9,300	309,690
Fiserv Inc.	11,400	1,514,376	*
Global Payments Inc.	5,500	698,500

Total Financial Services		2,522,566

Insurance - 6.2%
Aflac Inc.	15,000	1,237,500
American Financial Group Inc.	1,600	190,224
American International Group Inc.	15,100	1,023,025
Arch Capital Group Ltd.	8,500	631,295	*
Assurant Inc.	1,000	168,490
Chubb Ltd.	9,600	2,169,600
Cincinnati Financial Corp.	3,400	351,764
Fidelity National Financial Inc.	6,100	311,222
First American Financial Corp.	2,200	141,768
Globe Life Inc.	2,000	243,440
Hartford Financial Services Group Inc.	7,700	618,926

See Notes to Schedule of Investments.

4	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
Insurance - (continued)
Loews Corp.	5,800	$403,622
Markel Group Inc.	230	326,577	*
MetLife Inc.	19,600	1,296,148
Old Republic International Corp.	6,900	202,860
Primerica Inc.	700	144,032
Principal Financial Group Inc.	5,800	456,286
Prudential Financial Inc.	8,600	891,906
Reinsurance Group of America Inc.	1,400	226,492
Travelers Cos. Inc.	10,300	1,962,047
Unum Group	4,600	208,012
Willis Towers Watson PLC	1,400	337,680
WR Berkley Corp.	6,200	438,464

Total Insurance		13,981,380

TOTAL FINANCIALS		53,133,370

HEALTH CARE - 18.4%
Biotechnology - 5.7%
AbbVie Inc.	40,200	6,229,794
Amgen Inc.	12,200	3,513,844
Biogen Inc.	3,000	776,310	*
Gilead Sciences Inc.	28,400	2,300,684

Total Biotechnology		12,820,632

Health Care Equipment & Supplies - 0.7%
Medtronic PLC	18,400	1,515,792

Health Care Providers & Services - 7.1%
Cardinal Health Inc.	5,900	594,720
Cencora Inc.	5,800	1,191,204
Centene Corp.	7,400	549,154	*
Cigna Group	7,300	2,185,985
CVS Health Corp.	17,900	1,413,384
DaVita Inc.	1,900	199,044	*
Elevance Health Inc.	6,900	3,253,764
HCA Healthcare Inc.	9,300	2,517,324
Henry Schein Inc.	2,800	211,988	*
Laboratory Corp. of America Holdings	2,400	545,496
McKesson Corp.	4,600	2,129,708
Molina Healthcare Inc.	800	289,048	*
Quest Diagnostics Inc.	3,800	523,944
Tenet Healthcare Corp.	2,000	151,140	*
Universal Health Services Inc., Class B Shares	2,500	381,100

Total Health Care Providers & Services		16,137,003

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
Pharmaceuticals - 4.9%
Johnson & Johnson	33,400	$5,235,116
Merck & Co. Inc.	49,900	5,440,098
Viatris Inc.	25,800	279,414

Total Pharmaceuticals		10,954,628

TOTAL HEALTH CARE		41,428,055

INDUSTRIALS - 10.7%
Aerospace & Defense - 1.6%
Huntington Ingalls Industries Inc.	700	181,748
L3Harris Technologies Inc.	2,600	547,612
Lockheed Martin Corp.	5,400	2,447,496
Textron Inc.	6,200	498,604

Total Aerospace & Defense		3,675,460

Air Freight & Logistics - 0.6%
FedEx Corp.	5,800	1,467,226

Building Products - 1.4%
Allegion PLC	2,000	253,380
Builders FirstSource Inc.	3,400	567,596	*
Carlisle Cos. Inc.	1,100	343,673
Fortune Brands Innovations Inc.	2,800	213,192
Johnson Controls International PLC	14,500	835,780
Masco Corp.	7,200	482,256
Owens Corning	2,900	429,867
UFP Industries Inc.	700	87,885

Total Building Products		3,213,629

Electrical Equipment - 0.1%
Regal Rexnord Corp.	900	133,218

Ground Transportation - 1.0%
Avis Budget Group Inc.	800	141,808
CSX Corp.	43,100	1,494,277
Knight-Swift Transportation Holdings Inc.	3,600	207,540
U-Haul Holding Co.	400	28,720	*
U-Haul Holding Co., Non Voting Shares	4,000	281,760

Total Ground Transportation		2,154,105

Machinery - 4.8%
AGCO Corp.	1,800	218,538
Caterpillar Inc.	11,000	3,252,370
Cummins Inc.	3,100	742,667
Deere & Co.	6,300	2,519,181
Dover Corp.	3,100	476,811
Middleby Corp.	1,000	147,170	*

See Notes to Schedule of Investments.

6	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
Machinery - (continued)
Oshkosh Corp.	1,600	$173,456
PACCAR Inc.	11,950	1,166,917
Parker-Hannifin Corp.	2,900	1,336,030
Pentair PLC	3,800	276,298
Snap-on Inc.	1,100	317,724
Timken Co.	1,300	104,195

Total Machinery		10,731,357

Passenger Airlines - 0.2%
Delta Air Lines Inc.	8,900	358,047

Professional Services - 0.3%
CACI International Inc., Class A Shares	300	97,158	*
Leidos Holdings Inc.	3,000	324,720
Robert Half Inc.	2,300	202,216
Science Applications International Corp.	500	62,160

Total Professional Services		686,254

Trading Companies & Distributors - 0.7%
Ferguson PLC	4,400	849,508
United Rentals Inc.	1,400	802,788

Total Trading Companies & Distributors		1,652,296

TOTAL INDUSTRIALS		24,071,592

INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 2.2%
Cisco Systems Inc.	94,200	4,758,984
Juniper Networks Inc.	6,900	203,412

Total Communications Equipment		4,962,396

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics Inc.	1,900	232,275	*
Corning Inc.	19,300	587,685
Jabil Inc.	4,100	522,340
TD SYNNEX Corp.	2,100	225,981

Total Electronic Equipment, Instruments & Components		1,568,281

IT Services - 1.8%
Cognizant Technology Solutions Corp., Class A Shares	10,900	823,277
International Business Machines Corp.	18,300	2,992,965
Twilio Inc., Class A Shares	2,500	189,675	*

Total IT Services		4,005,917

Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials Inc.	19,300	3,127,951
Microchip Technology Inc.	7,500	676,350
Micron Technology Inc.	24,800	2,116,432

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report	7

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
ON Semiconductor Corp.	8,100	$676,593	*
QUALCOMM Inc.	25,700	3,716,991
Skyworks Solutions Inc.	3,600	404,712

Total Semiconductors & Semiconductor Equipment		10,719,029

Software - 0.1%
Gen Digital Inc.	8,900	203,098

Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies Inc., Class C Shares	5,600	428,400
Hewlett Packard Enterprise Co.	36,300	616,374
HP Inc.	36,300	1,092,267
NetApp Inc.	4,400	387,904

Total Technology Hardware, Storage & Peripherals		2,524,945

TOTAL INFORMATION TECHNOLOGY		23,983,666

MATERIALS - 3.0%
Chemicals - 0.9%
CF Industries Holdings Inc.	2,700	214,650
Dow Inc.	15,400	844,536
Eastman Chemical Co.	2,500	224,550
LyondellBasell Industries NV, Class A Shares	7,400	703,592
Olin Corp.	3,000	161,850

Total Chemicals		2,149,178

Construction Materials - 0.1%
Eagle Materials Inc.	800	162,272

Containers & Packaging - 0.7%
Berry Global Group Inc.	2,700	181,953
Crown Holdings Inc.	3,800	349,942
Graphic Packaging Holding Co.	6,900	170,085
International Paper Co.	7,400	267,510
Packaging Corp. of America	2,500	407,275
Sonoco Products Co.	2,100	117,327

Total Containers & Packaging		1,494,092

Metals & Mining - 1.3%
Cleveland-Cliffs Inc.	10,900	222,578	*
Commercial Metals Co.	800	40,032
Nucor Corp.	8,000	1,392,320
Reliance Steel & Aluminum Co.	1,600	447,488
Steel Dynamics Inc.	5,800	684,980
United States Steel Corp.	5,500	267,575

Total Metals & Mining		3,054,973

TOTAL MATERIALS		6,860,515

See Notes to Schedule of Investments.

8	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

SECURITY		SHARES	VALUE
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc.		600	$113,322	*

UTILITIES - 2.9%
Electric Utilities - 1.5%
Alliant Energy Corp.		5,500	282,150
Duke Energy Corp.		17,100	1,659,384
Edison International		7,700	550,473
OGE Energy Corp.		4,700	164,171
Pinnacle West Capital Corp.		2,500	179,600
PPL Corp.		17,000	460,700

Total Electric Utilities			3,296,478

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.		9,400	362,088

Multi-Utilities - 1.3%
CenterPoint Energy Inc.		9,500	271,415
Consolidated Edison Inc.		7,400	673,178
Public Service Enterprise Group Inc.		14,800	905,020
Sempra		14,300	1,068,639

Total Multi-Utilities			2,918,252

TOTAL UTILITIES			6,576,818

TOTAL COMMON STOCKS (Cost - $172,890,173)			221,344,628

INVESTMENTS IN UNDERLYING FUNDS - 1.4%
iShares Trust - iShares Russell 1000 Value ETF (Cost - $2,879,443)		19,300	3,189,325

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $175,769,616)			224,533,953

	RATE
SHORT-TERM INVESTMENTS - 0.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $1,119,694)	5.279%	1,119,694	1,119,694	(a)(b)

TOTAL INVESTMENTS - 100.0% (Cost - $176,889,310)			225,653,647
Liabilities in Excess of Other Assets - (0.0)%††			(1,215)

TOTAL NET ASSETS - 100.0%			$225,652,432

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2023, the total market value of investments in Affiliated Companies was $1,119,694 and the cost was $1,119,694 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report	9

BRANDYWINEGLOBAL – DIVERSIFIED US LARGE CAP VALUE FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2023

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL – Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities, including exchange-traded funds (“ETF”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report	11

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

12	BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$221,344,628	—	—	$221,344,628
Investments in Underlying Funds	3,189,325	—	—	3,189,325

Total Long-Term Investments	224,533,953	—	—	224,533,953

Short-Term Investments†	1,119,694	—	—	1,119,694

Total Investments	$225,653,647	—	—	$225,653,647

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2023. The following transactions were effected in such company for the period ended December 31, 2023.

	Affiliate Value at September 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,225,995	$16,742,572	16,742,572	$16,848,873	16,848,873

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$18,505	—	$1,119,694

BrandywineGLOBAL – Diversified US Large Cap Value Fund 2023 Quarterly Report	13